Summary Of Supplemental Cash Flow Information Related to Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for the measurement of operating lease liabilities	$ 75,357
Operating lease right-of-use assets obtained in exchange for operating lease obligations	$ 290,422